Significant accounting policies (Details) ¥ in Thousands, $ in Thousands							12 Months Ended				60 Months Ended
	Nov. 13, 2018	Jan. 10, 2017	Jan. 05, 2017	Sep. 26, 2016	Jul. 19, 2016	Jan. 18, 2010	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) seat tranche	Dec. 31, 2022 USD ($) seat tranche	Dec. 31, 2012	Aug. 31, 2010
Disclosure of joint ventures [line items]
Number of board seats | tranche											2	2
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				90.00%			10.00%	10.00%	10.00%	10.00%
Synergy Ballard JVCo | Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				10.00%
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	49.00%
Number of board seats											5	5
Proportion of ownership interest in joint venture							49.00%	49.00%	49.00%	49.00%
Expected contributions to acquire interests in joint venture | ¥											¥ 561,000
Contributions							¥ 62,475	$ 9,272	¥ 79,625	$ 12,351
Weichai Ballard JV | Weichai Power
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	51.00%
Number of board seats											3	3
Expected contributions to acquire interests in joint venture											¥ 539,000	$ 79,369
Guangzhou Ballard Power Systems Co., Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary		100.00%					100.00%	100.00%	100.00%	100.00%
Intellectual property acquired from Ballard Motive Solutions (notes 7 and 27)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			100.00%			45.00%	100.00%	100.00%	100.00%	100.00%
Additional interests acquired													5.00%	7.00%
Intellectual property acquired from Ballard Motive Solutions (notes 7 and 27) | Dansk Industri Invest A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			43.00%
Ballard Hong Kong Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					100.00%		100.00%	100.00%	100.00%	100.00%